Fair Value Measurements - Summary of Fair Value of the Derivative Warrant Liabilities (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance
Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance	$ 99,938,040
Issuance of Public and Private Warrants		38,257,890
Change in fair value of derivative warrant liabilities	(41,818,550)	61,680,150
Derivative warrant liabilities, Ending Balance	$ 58,119,490	$ 99,938,040